Average Annual Total Returns	12 Months Ended
Oct. 31, 2013
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.13%
Five Years	16.72%
Since Inception	6.11%
Inception Date	Nov. 16, 2006
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.26%
Five Years	16.85%
Since Inception	6.36%
Inception Date	Nov. 10, 2006
Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.24%
Five Years	17.32%
Ten Years	9.95%
Inception Date	Nov. 04, 1996
Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.15%
Five Years	21.72%
Ten Years	9.75%
Inception Date	Dec. 31, 1997
Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.04%
Five Years	21.85%
Ten Years	10.62%
Inception Date	Feb. 15, 1996
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.22%
Five Years	16.13%
Since Inception	5.60%
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.33%
Five Years	16.24%
Since Inception	5.83%
Return After Taxes on Distributions | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.74%
Five Years	16.70%
Ten Years	8.85%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.44%
Five Years	20.69%
Ten Years	8.88%
Return After Taxes on Distributions | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.23%
Five Years	21.29%
Ten Years	9.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.69%
Five Years	13.57%
Since Inception	4.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.78%
Five Years	13.68%
Since Inception	5.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.73%
Five Years	14.07%
Ten Years	8.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.00%
Five Years	17.69%
Ten Years	7.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.21%
Five Years	17.97%
Ten Years	8.71%
Based on Market Value | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.27%
Five Years	16.78%
Since Inception	6.35%
Russell Midcap Growth Index | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.74%
Five Years	23.37%
Ten Years	9.77%
Russell Midcap Value Index | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.46%
Five Years	21.16%
Ten Years	10.25%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Since Inception	6.36%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Since Inception	6.47%
Standard & Poor's EPAC SmallCap Index | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.93%
Five Years	16.98%
Ten Years	9.71%